UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Zevenbergen Growth Fund
Investor Class | ZVNBX
Annual Shareholder Report | June 30, 2025
This  annual shareholder report contains important information about the Zevenbergen Growth Fund for the period of July 1, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$151	1.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund outperformed its benchmark, the Russell 3000® Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
Higher-than-benchmark exposure to small and medium capitalized companies and security selection in large capitalized companies contributed to performance during the period. The exposure to small and medium capitalized companies was notable during the second quarter of 2025, as the market sought companies with less exposure to the recent tariff announcements and exhibited strong secular growth trends in an uncertain macro-economic environment.
Positive contributions were led by security selection in the Technology, Industrials, and Health Care Industries. Allocations to Axon Enterprises Inc. and MercadoLibre, Inc. also contributed to performance.
Detractors were led by security selection in the Financials Industry, and in the Energy Industry, as renewable energy projects faced lower subsidies. Allocations to e.l.f. Beauty, Inc. and Trade Desk, Inc. also detracted from performance.
POSITIONING
The Fund had several position changes in the top 10 holdings by weight during the period due to market movement, portfolio additions, and portfolio deletions. Weights in Axon Enterprise, Inc., DexCom (new addition) and Spotify Technology increased, while weights in Trade Desk, Inc., First Solar, Inc. (sold out of position) and Amazon.com, Inc., decreased.
Overall, the market capitalization exposure of the portfolio shifted slightly lower, with exposure to large capitalization companies decreasing, and allocations to mid-capitalized companies increasing due to security appreciation and new additions to the portfolio during the period. Exposure to companies economically exposed to semiconductors and media agencies decreased, and exposure to defense and digital services increased.

Top Contributors
↑	Axon Enterprise, Inc.
↑	MercadoLibre, Inc.
↑	Tesla, Inc.

Top Detractors
↓	e.l.f. Beauty, Inc.
↓	Trade Desk, Inc.
↓	Advanced Micro Devices, Inc.
Zevenbergen Growth Fund	PAGE 1	TSR-AR-00777X702

PERFORMANCE
The Fund experienced a positive return for the period, as the Federal Reserve eased monetary policy, a strong labor market supported consumer spend and stable economic growth, and the broadening of Artificial Intelligence use cases began to benefit industries beyond the information technology sector.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2015)
Investor Class (without sales charge)	31.70	8.30	16.07
Russell 3000® Total Return	15.30	15.96	13.72
Russell 3000® Growth Total Return	16.99	17.57	17.09
Visit https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$146,230,927
Number of Holdings	37
Net Advisory Fee	$815,593
Portfolio Turnover	15%
Visit https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
Zevenbergen Growth Fund	PAGE 2	TSR-AR-00777X702

WHAT DID THE FUND INVEST IN? (as of June 30, 2025 as expressed as a percent of net assets)

Top 10 Issuers	(%)
NVIDIA Corporation	8.8%
Axon Enterprise, Inc.	7.7%
MercadoLibre, Inc.	7.5%
Tesla, Inc.	6.8%
Shopify, Inc.	6.0%
Meta Platforms, Inc.	5.1%
Amazon.com, Inc.	4.5%
Netflix, Inc.	4.1%
The Trade Desk, Inc.	3.8%
Uber Technologies, Inc.	3.8%
Industry Breakdown (% of net assets)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Zevenbergen Capital Investments LLC documents not be householded, please contact Zevenbergen Capital Investments LLC at 1-844-986-2746, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Zevenbergen Capital Investments LLC or your financial intermediary.
Zevenbergen Growth Fund	PAGE 3	TSR-AR-00777X702

Zevenbergen Growth Fund
Institutional Class | ZVNIX
Annual Shareholder Report | June 30, 2025
This  annual shareholder report contains important information about the Zevenbergen Growth Fund for the period of July 1, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund outperformed its benchmark, the  Russell 3000® Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
Higher-than-benchmark exposure to small and medium capitalized companies and security selection in large capitalized companies contributed to performance during the period. The exposure to small and medium capitalized companies was notable during the second quarter of 2025, as the market sought companies with less exposure to the recent tariff announcements and exhibited strong secular growth trends in an uncertain macro-economic environment.
Positive contributions were led by security selection in the Technology, Industrials, and Health Care Industries. Allocations to Axon Enterprises Inc. and MercadoLibre, Inc. also contributed to performance.
Detractors were led by security selection in the Financials Industry, and in the Energy Industry, as renewable energy projects faced lower subsidies. Allocations to e.l.f. Beauty, Inc. and Trade Desk, Inc. also detracted from performance.
POSITIONING
The Fund had several position changes in the top 10 holdings by weight during the period due to market movement, portfolio additions, and portfolio deletions. Weights in Axon Enterprise, Inc., DexCom (new addition) and Spotify Technology increased, while weights in Trade Desk, Inc., First Solar, Inc. (sold out of position) and Amazon.com, Inc., decreased.
Overall, the market capitalization exposure of the portfolio shifted slightly lower, with exposure to large capitalization companies decreasing, and allocations to mid-capitalized companies increasing due to security appreciation and new additions to the portfolio during the period. Exposure to companies economically exposed to semiconductors and media agencies decreased, and exposure to defense and digital services increased.

Top Contributors
↑	Axon Enterprise, Inc.
↑	MercadoLibre, Inc.
↑	Tesla, Inc.

Top Detractors
↓	e.l.f. Beauty, Inc.
↓	Trade Desk, Inc.
↓	Advanced Micro Devices, Inc.
Zevenbergen Growth Fund	PAGE 1	TSR-AR-00777X801

PERFORMANCE
The Fund experienced a positive return for the period, as the Federal Reserve eased monetary policy, a strong labor market supported consumer spend and stable economic growth, and the broadening of Artificial Intelligence use cases began to benefit industries beyond the information technology sector.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2015)
Institutional Class (without sales charge)	32.08	8.62	16.39
Russell 3000® Total Return	15.30	15.96	13.72
Russell 3000® Growth Total Return	16.99	17.57	17.09
Visit https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$146,230,927
Number of Holdings	37
Net Advisory Fee	$815,593
Portfolio Turnover	15%
Visit https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
Zevenbergen Growth Fund	PAGE 2	TSR-AR-00777X801

WHAT DID THE FUND INVEST IN? (as of June 30, 2025 as expressed as a percent of net assets)

Top 10 Issuers	(%)
NVIDIA Corporation	8.8%
Axon Enterprise, Inc.	7.7%
MercadoLibre, Inc.	7.5%
Tesla, Inc.	6.8%
Shopify, Inc.	6.0%
Meta Platforms, Inc.	5.1%
Amazon.com, Inc.	4.5%
Netflix, Inc.	4.1%
The Trade Desk, Inc.	3.8%
Uber Technologies, Inc.	3.8%
Industry Breakdown (% of net assets)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Zevenbergen Capital Investments LLC documents not be householded, please contact Zevenbergen Capital Investments LLC at 1-844-986-2746, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Zevenbergen Capital Investments LLC or your financial intermediary.
Zevenbergen Growth Fund	PAGE 3	TSR-AR-00777X801

Zevenbergen Genea Fund
Investor Class | ZVGNX
Annual Shareholder Report | June 30, 2025
This  annual shareholder report contains important information about the Zevenbergen Genea Fund for the period of July 1, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$157	1.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund outperformed its benchmark, the Russell 3000® Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
Higher-than-benchmark exposure to small and medium capitalized companies and security selection in large capitalized companies contributed to performance during the period. The exposure to small and medium capitalized companies was notable during the second quarter of 2025, as the market sought companies with less exposure to the recent tariff announcements and exhibited strong secular growth trends in an uncertain macro-economic environment.
Positive contributions were led by security selection in the Technology and Industrials Industries and relative underweight to the Healthcare Industry. Allocations to Axon Enterprises Inc. and Tesla, Inc. also contributed to performance.
Detractors were led by security selection in the Energy Industry, as renewable energy projects faced lower subsidies, and an underweight to the Financials Industry, which benefitted from higher net interest rate margins. Allocations to ASML Holdings NV and MongoDB Inc., also detracted from performance.
POSITIONING
The Fund had several position changes in the top 10 holdings by weight during the period due to market movement, portfolio additions, and portfolio deletions. Weights in Axon Enterprise, Inc., Pinterest, Inc. (new addition) and Spotify Technology increased, while weights in Amazon.com, Inc., Trade Desk, Inc. and MongoDB, Inc. (sold out of position) decreased.
Overall, the market capitalization exposure of the portfolio shifted lower, with exposure to large capitalization companies decreasing, and allocations to mid- and small-capitalized companies increasing due to security appreciation and new additions to the portfolio during the period. Exposure to companies economically exposed to retailing and media agencies decreased, and exposure to defense and digital services increased.

Top Contributors
↑	Axon Enterprise, Inc.
↑	Tesla, Inc.
↑	MercadoLibre, Inc.

Top Detractors
↓	ASML Holding NV
↓	MongoDB, Inc.
↓	Advanced Micro Devices, Inc.
Zevenbergen Genea Fund	PAGE 1	TSR-AR-00777X884

PERFORMANCE
The Fund experienced a positive return for the period, as the Federal Reserve eased monetary policy, a strong labor market supported consumer spend and stable economic growth, and the broadening of Artificial Intelligence use cases began to benefit industries beyond the information technology sector.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2015)
Investor Class (without sales charge)	41.61	11.12	19.29
Russell 3000® Total Return	15.30	15.96	13.72
Russell 3000® Growth Total Return	16.99	17.57	17.09
Visit https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$77,197,609
Number of Holdings	28
Net Advisory Fee	$324,362
Portfolio Turnover	12%
Visit https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
Zevenbergen Genea Fund	PAGE 2	TSR-AR-00777X884

WHAT DID THE FUND INVEST IN? (as of June 30, 2025 as expressed as a percent of net assets)

Top 10 Issuers	(%)
NVIDIA Corporation	9.5%
Axon Enterprise, Inc.	8.5%
Tesla, Inc.	8.1%
MercadoLibre, Inc.	8.0%
Shopify, Inc.	7.1%
Netflix, Inc.	5.0%
The Trade Desk, Inc.	4.7%
Amazon.com, Inc.	4.6%
Snowflake Inc.	4.4%
Spotify Technology S.A.	4.3%
Industry Breakdown (% of net assets)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Zevenbergen Capital Investments LLC documents not be householded, please contact Zevenbergen Capital Investments LLC at 1-844-986-2746, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Zevenbergen Capital Investments LLC or your financial intermediary.
Zevenbergen Genea Fund	PAGE 3	TSR-AR-00777X884

Zevenbergen Genea Fund
Institutional Class | ZVGIX
Annual Shareholder Report | June 30, 2025
This  annual shareholder report contains important information about the Zevenbergen Genea Fund for the period of July 1, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$121	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025,  the Fund outperformed its benchmark, the Russell 3000® Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
Higher-than-benchmark exposure to small and medium capitalized companies and security selection in large capitalized companies contributed to performance during the period. The exposure to small and medium capitalized companies was notable during the second quarter of 2025, as the market sought companies with less exposure to the recent tariff announcements and exhibited strong secular growth trends in an uncertain macro-economic environment.
Positive contributions were led by security selection in the Technology and Industrials Industries and relative underweight to the Healthcare Industry. Allocations to Axon Enterprises Inc. and Tesla, Inc. also contributed to performance.
Detractors were led by security selection in the Energy Industry, as renewable energy projects faced lower subsidies, and an underweight to the Financials Industry, which benefitted from higher net interest rate margins. Allocations to ASML Holdings NV and MongoDB Inc., also detracted from performance.
POSITIONING
The Fund had several position changes in the top 10 holdings by weight during the period due to market movement, portfolio additions, and portfolio deletions. Weights in Axon Enterprise, Inc., Pinterest, Inc. (new addition) and Spotify Technology increased, while weights in Amazon.com, Inc., Trade Desk, Inc. and MongoDB, Inc. (sold out of position) decreased.
Overall, the market capitalization exposure of the portfolio shifted lower, with exposure to large capitalization companies decreasing, and allocations to mid- and small-capitalized companies increasing due to security appreciation and new additions to the portfolio during the period. Exposure to companies economically exposed to retailing and media agencies decreased, and exposure to defense and digital services increased.

Top Contributors
↑	Axon Enterprise, Inc.
↑	Tesla, Inc.
↑	MercadoLibre, Inc.

Top Detractors
↓	ASML Holding NV
↓	MongoDB, Inc.
↓	Advanced Micro Devices, Inc.
Zevenbergen Genea Fund	PAGE 1	TSR-AR-00777X876

PERFORMANCE
The Fund experienced a positive return for the period, as the Federal Reserve eased monetary policy, a strong labor market supported consumer spend and stable economic growth, and the broadening of Artificial Intelligence use cases began to benefit industries beyond the information technology sector.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2015)
Institutional Class (without sales charge)	42.05	11.46	19.62
Russell 3000® Total Return	15.30	15.96	13.72
Russell 3000® Growth Total Return	16.99	17.57	17.09
Visit https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$77,197,609
Number of Holdings	28
Net Advisory Fee	$324,362
Portfolio Turnover	12%
Visit https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
Zevenbergen Genea Fund	PAGE 2	TSR-AR-00777X876

WHAT DID THE FUND INVEST IN? (as of June 30, 2025 as expressed as a percent of net assets)

Top 10 Issuers	(%)
NVIDIA Corporation	9.5%
Axon Enterprise, Inc.	8.5%
Tesla, Inc.	8.1%
MercadoLibre, Inc.	8.0%
Shopify, Inc.	7.1%
Netflix, Inc.	5.0%
The Trade Desk, Inc.	4.7%
Amazon.com, Inc.	4.6%
Snowflake Inc.	4.4%
Spotify Technology S.A.	4.3%
Industry Breakdown (% of net assets)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Zevenbergen Capital Investments LLC documents not be householded, please contact Zevenbergen Capital Investments LLC at 1-844-986-2746, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Zevenbergen Capital Investments LLC or your financial intermediary.
Zevenbergen Genea Fund	PAGE 3	TSR-AR-00777X876

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)	A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees/directors has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Zevenbergen Growth Fund

	FYE 06/30/2025	FYE 06/30/2024
(a) Audit Fees	$15,900	$15,900
(b) Audit-Related Fees	None	None
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	None	None

Zevenbergen Genea Fund

	FYE 06/30/2025	FYE 06/30/2024
(a) Audit Fees	$15,900	$15,900
(b) Audit-Related Fees	None	None
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Zevenbergen Growth Fund

	FYE 06/30/2025	FYE 06/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Zevenbergen Genea Fund

	FYE 06/30/2025	FYE 06/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Zevenbergen Growth Fund

Non-Audit Related Fees	FYE 06/30/2025	FYE 06/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Zevenbergen Genea Fund

Non-Audit Related Fees	FYE 06/30/2025	FYE 06/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ZEVENBERGEN GROWTH FUND
INVESTOR CLASS (ZVNBX)
INSTITUTIONAL CLASS (ZVNIX)
ZEVENBERGEN GENEA FUND
INVESTOR CLASS (ZVGNX)
INSTITUTIONAL CLASS (ZVGIX)
Annual Financial Statements
June 30, 2025

Zevenbergen Growth Fund
Schedule of Investments
June 30, 2025

Security	Shares	Value
Common Stocks — 99.7%
Consumer Discretionary — 39.5%
Airbnb, Inc. - Class A(a)	12,500	$1,654,250
Amazon.com, Inc.(a)	30,325	6,653,002
e.l.f. Beauty, Inc.(a)	24,390	3,035,092
MercadoLibre, Inc.(a)	4,200	10,977,246
Netflix, Inc.(a)	4,500	6,026,085
On Holding AG, Class A - ADR(a)	33,500	1,743,675
Spotify Technology S.A. - ADR(a)	5,450	4,182,003
Tesla, Inc.(a)	31,450	9,990,407
The Trade Desk, Inc., Class A(a)	77,870	5,605,861
Uber Technologies, Inc.(a)	58,960	5,500,968
Wingstop Inc.	7,050	2,374,017
Total Consumer Discretionary		57,742,606
Financials — 1.6%
Ares Management Corporation. - Class A	5,550	961,260
Clearwater Analytics Holdings, Inc. - Class A(a)	65,250	1,430,932
Total Financials		2,392,192
Health Care — 9.1%
DexCom, Inc.(a)	32,500	2,836,925
Exact Sciences Corporation(a)	54,900	2,917,386
Natera, Inc.(a)	20,300	3,429,482
Repligen Corporation(a)	4,000	497,520
TransMedics Group, Inc.(a)	5,450	730,354
Veeva Systems Inc., Class A(a)	10,050	2,894,199
Total Health Care		13,305,866
Industrials — 10.1%
Axon Enterprise, Inc.(a)	13,525	11,197,888
Quanta Services, Inc.	5,400	2,041,632
Rocket Lab Corporation(a)	43,850	1,568,515
Total Industrials		14,808,035
Real Estate — 1.8%
Zillow Group, Inc., Class C(a)	37,450	2,623,373
Total Real Estate		2,623,373

Security	Shares	Value
Technology — 37.6%
Advanced Micro Devices, Inc.(a)	18,450	$2,618,055
Arm Holdings Plc - ADR(a)	10,600	1,714,444
CrowdStrike Holdings, Inc., Class A(a)	9,350	4,762,048
CyberArk Software Ltd.(a)	2,700	1,098,576
HubSpot, Inc.(a)	2,100	1,168,923
Meta Platforms, Inc.	10,150	7,491,614
NVIDIA Corporation	81,100	12,812,989
Palo Alto Networks, Inc.(a)	13,900	2,844,496
Samsara Inc. - Class A(a)	33,000	1,312,740
ServiceNow, Inc.(a)	4,950	5,088,996
Shopify Inc., Class A - ADR(a)	75,750	8,737,763
Snowflake Inc., Class A(a)	10,900	2,439,093
Toast, Inc., Class A(a)	66,250	2,934,212
Total Technology		55,023,949
Total Common Stocks (Cost — $54,301,773)		145,896,021
Short-Term Investments — 0.4%
First American U.S. Treasury Money Market Fund - Class Z - 4.10%(b)	517,639	517,639
Total Short-Term Investments (Cost — $517,639)		517,639
Total Investments — 100.1% (Cost — $54,819,412)		$146,413,660
Liabilities in Excess of Other Assets — (0.1)%		(182,733)
Total Net Assets — 100.0%		$146,230,927

ADR - American Depositary Receipt.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate reported is the annualized seven-day yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

Zevenbergen Genea Fund
Schedule of Investments
June 30, 2025

Security	Shares	Value
Common Stocks — 99.8%
Consumer Discretionary — 43.5%
Airbnb, Inc., Class A(a)	6,200	$820,508
Amazon.com, Inc.(a)	16,300	3,576,057
DraftKings Inc., Class A(a)	45,050	1,932,194
MercadoLibre, Inc.(a)	2,350	6,142,031
Netflix, Inc.(a)	2,900	3,883,477
Rivian Automotive, Inc., Class A(a)	58,075	797,951
Spotify Technology S.A. - ADR(a)	4,360	3,345,602
Tesla, Inc.(a)	19,750	6,273,785
The Trade Desk, Inc., Class A(a)	50,260	3,618,217
Uber Technologies, Inc.(a)	34,250	3,195,525
Total Consumer Discretionary		33,585,347
Industrials — 11.9%
Axon Enterprise, Inc.(a)	7,900	6,540,726
Bloom Energy Corp, Class A(a)	20,050	479,596
Rocket Lab Corporation(a)	34,425	1,231,382
Symbotic Inc.(a)	25,650	996,503
Total Industrials		9,248,207
Real Estate — 2.8%
Zillow Group, Inc., Class C(a)	30,850	2,161,043
Total Real Estate		2,161,043
Technology — 41.6%
Arm Holdings Plc - ADR(a)	11,000	1,779,140
Credo Technology Group Holding Ltd(a)	19,300	1,786,987
CrowdStrike Holdings, Inc., Class A(a)	4,850	2,470,153
CyberArk Software Ltd.(a)	1,900	773,072
Datadog, Inc., Class A(a)	18,850	2,532,120
Nebius Group N.V.(a)	10,350	572,666
NVIDIA Corporation	46,650	7,370,234
Pinterest, Inc. - Class A(a)	50,400	1,807,344
Samsara Inc. - Class A(a)	29,700	1,181,466
Shopify Inc., Class A - ADR(a)	47,450	5,473,358
Snowflake Inc., Class A(a)	15,350	3,434,869
Toast, Inc., Class A(a)	65,950	2,920,925
Total Technology		32,102,334
Total Common Stocks (Cost — $25,566,422)		77,096,931

Security	Shares	Value
Short-Term Investments — 0.5%
First American U.S. Treasury Money Market Fund - Class Z - 4.10%(b)	351,795	$351,795
Total Short-Term Investments (Cost — $351,795)		351,795
Total Investments — 100.3% (Cost — $25,918,217)		77,448,726
Liabilities in Excess of Other Assets — (0.3)%		(251,117)
Total Net Assets — 100.0%		$77,197,609

ADR - American Depositary Receipt.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate reported is the annualized seven-day yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

Zevenbergen Growth Fund
Statement of Assets and Liabilities
June 30, 2025

Assets
Investments in securities, at value (cost $54,819,412)	$146,413,660
Dividend and interest receivable	2,762
Receivable for fund shares sold	3,518
Receivable for investments sold	260,613
Prepaid expenses	7,857
Total Assets	146,688,410
Liabilities
Payable for fund shares redeemed	13,520
Payable to Advisor	199,139
Shareholder service fees	103,774
Distribution fees - Investor Class	11,910
Accrued other expenses and other liabilities	129,140
Total Liabilities	457,483
Net Assets	$146,230,927
Components of Net Assets
Paid-in capital	$63,797,279
Total distributable earnings	82,433,648
Net Assets	$ 146,230,927
Investor Class:
Net assets	$22,799,268
Shares outstanding (unlimited number of shares authorized, no par value)	537,449
Net Asset Value, Offering and Redemption Price Per Share*	$42.42
Institutional Class:
Net assets	$123,431,659
Shares outstanding (unlimited number of shares authorized, no par value)	2,830,747
Net Asset Value, Offering and Redemption Price Per Share*	$43.60

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee (Note 9).
The accompanying notes are an integral part of these financial statements.

3

Zevenbergen Genea Fund
Statement of Assets and Liabilities
June 30, 2025

Assets
Investments in securities, at value (cost $25,918,217)	$77,448,726
Receivable for fund shares sold	13,315
Receivable for investments sold	423,681
Dividends and interest receivable	1,421
Prepaid expenses	8,128
Total Assets	77,895,271
Liabilities
Payable for fund shares redeemed	69,937
Payable for securities purchased	365,694
Payable to Advisor	74,974
Shareholder service fees	34,507
Distribution fees - Investor Class	22,587
Accrued other expenses and other liabilities	129,963
Total Liabilities	697,662
Net Assets	$77,197,609
Components of Net Assets
Paid-in capital	$47,515,571
Total distributable earnings	29,682,038
Net Assets	$ 77,197,609
Investor Class:
Net assets	$33,761,270
Shares outstanding (unlimited number of shares authorized, no par value)	597,918
Net Asset Value, Offering and Redemption Price Per Share*	$56.46
Institutional Class:
Net assets	$43,436,339
Shares outstanding (unlimited number of shares authorized, no par value)	748,897
Net Asset Value, Offering and Redemption Price Per Share*	$58.00

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee (Note 9).
The accompanying notes are an integral part of these financial statements.

4

Zevenbergen Growth Fund
Statement of Operations
For the Year Ended June 30, 2025

Investment Income
Dividend income (net of foreign tax of $906)	$41,806
Interest income	37,386
Total Investment Income	79,192
Expenses
Advisory fees (Note 3)	1,017,489
Administration fees (Note 3)	136,455
Shareholder servicing fees (Note 6)	136,276
Transfer agent fees and expenses (Note 3)	55,178
Distribution fees - Investor Class (Note 7)	45,448
Registration fees	37,882
Legal fees	23,261
Audit fees	19,514
Custody fees (Note 3)	13,878
Trustees’ fees (Note 3)	12,763
Compliance fees (Note 3)	8,584
Shareholder reporting fees	8,266
Insurance fees	5,340
Miscellaneous expenses	7,962
Total Expenses	1,528,296
Expenses waived by the Advisor (Note 3)	(201,896)
Net Expenses	1,326,400
Net Investment Loss	(1,247,208)
Realized and Unrealized Gain on Investments
Net realized gain on investments	5,273,434
Change in unrealized appreciation (depreciation) on investments	32,169,465
Net Realized and Unrealized Gain on Investments	37,442,899
Net Increase in Net Assets from Operations	$ 36,195,691

The accompanying notes are an integral part of these financial statements.

5

Zevenbergen Genea Fund
Statement of Operations
For the Year Ended June 30, 2025

Investment Income
Dividend income (net of foreign tax of $604)	$6,043
Interest income	16,050
Total Investment Income	22,093
Expenses
Advisory fees (Note 3)	571,892
Administration fees (Note 3)	113,952
Shareholder servicing fees (Note 6)	87,275
Distribution fees - Investor Class (Note 7)	78,946
Transfer agent fees and expenses (Note 3)	59,443
Registration fees	38,729
Legal fees	26,010
Audit fees	19,514
Custody fees (Note 3)	13,896
Trustees’ fees (Note 3)	12,998
Compliance fees (Note 3)	11,260
Shareholder reporting fees	10,302
Insurance fees	5,049
Miscellaneous expenses	7,862
Total Expenses	1,057,128
Expenses waived by the Advisor (Note 3)	(247,530)
Net Expenses	809,598
Net Investment Loss	(787,505)
Realized and Unrealized Gain on Investments
Net realized gain on investments	13,758,208
Change in unrealized appreciation (depreciation) on investments	12,018,529
Net Realized and Unrealized Gain on Investments	25,776,737
Net Increase in Net Assets from Operations	$ 24,989,232

The accompanying notes are an integral part of these financial statements.

6

Zevenbergen Growth Fund
Statements of Changes in Net Assets

	For the Year Ended June 30,
	2025	2024
Operations
Net investment loss	$(1,247,208)	$(1,082,613)
Net realized gain on investments	5,273,434	3,373,282
Net change in unrealized appreciation (depreciation) on investments	32,169,465	22,518,064
Net Increase in Net Assets from Operations	36,195,691	24,808,733
Capital Transactions
Proceeds from shares sold
Investor Class	7,267,861	1,031,988
Institutional Class	9,375,062	10,100,036
Cost of shares redeemed
Investor Class	(3,470,732)	(3,866,682)
Institutional Class	(20,670,031)	(22,339,318)
Redemption fees
Investor Class	979	344
Institutional Class	6,124	2,350
Net Decrease in Net Assets from Capital Share Transactions	(7,490,737)	(15,071,282)
Total Increase in Net Assets	28,704,954	9,737,451
Net Assets
Beginning of year	117,525,973	107,788,522
End of year	$146,230,927	$117,525,973
Capital Shares Transactions
Investor Class
Shares sold	200,862	38,094
Shares redeemed	(96,820)	(136,898)
Net Increase (Decrease) in Shares Outstanding	104,042	(98,804)
Institutional Class
Shares sold	249,020	364,228
Shares redeemed	(555,737)	(775,946)
Net Decrease in Shares Outstanding	(306,717)	(411,718)

The accompanying notes are an integral part of these financial statements.

7

Zevenbergen Genea Fund
Statements of Changes in Net Assets

	For the Year Ended June 30,
	2025	2024
Operations
Net investment loss	$(787,505)	$(890,382)
Net realized gain on investments	13,758,208	8,948,582
Net change in unrealized appreciation (depreciation) on investments	12,018,529	6,976,014
Net Increase in Net Assets from Operations	24,989,232	15,034,214
Capital Transactions
Proceeds from shares sold
Investor Class	2,717,573	9,964,905
Institutional Class	2,210,208	3,758,752
Cost of shares redeemed
Investor Class	(12,131,906)	(25,667,096)
Institutional Class	(11,060,198)	(13,043,532)
Redemption fees
Investor Class	4,903	9,502
Institutional Class	6,224	9,487
Net Decrease in Net Assets from Capital Share Transactions	(18,253,196)	(24,967,982)
Total Increase (Decrease) in Net Assets	6,736,036	(9,933,768)
Net Assets
Beginning of year	70,461,573	80,395,341
End of year	$77,197,609	$70,461,573
Capital Shares Transactions
Investor Class
Shares sold	54,125	281,882
Shares redeemed	(265,880)	(699,968)
Net Decrease in Shares Outstanding	(211,755)	(418,086)
Institutional Class
Shares sold	47,687	106,120
Shares redeemed	(233,930)	(342,855)
Net Decrease in Shares Outstanding	(186,243)	(236,735)

The accompanying notes are an integral part of these financial statements.

8

Zevenbergen Growth Fund
Financial Highlights
Investor Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$32.21	$25.92	$18.11	$42.74	$29.05
Income (Loss) from Investment Operations:
Net investment loss(1)	(0.45)	(0.35)	(0.26)	(0.46)	(0.49)
Net realized and unrealized gain (loss) on investments	10.66	6.64	8.07	(23.44)	14.16
Total from Investment Operations	10.21	6.29	7.81	(23.90)	13.67
Less Distributions:
From net realized gain on investments	—	—	—	(0.74)	(0.03)
Redemption fee proceeds(1)	—*	— *	— *	0.01	0.05
Net asset value, end of year	$42.42	$32.21	$25.92	$18.11	$42.74
Total Return	31.70%	24.27%	43.13%	(56.79)%	47.22%
Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$22,799	$13,960	$13,795	$11,268	$40,472
Ratio of Expenses to Average Net Assets
Before fees waived and reimbursed by the Advisor	1.46%	1.52%	1.55%	1.55%	1.52%
After fees waived and reimbursed by the Advisor	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of Net Investment Loss to Average Net Assets
Before fees waived and reimbursed by the Advisor	(1.40)%	(1.47)%	(1.50)%	(1.54)%	(1.47)%
After fees waived and reimbursed by the Advisor	(1.24)%	(1.25)%	(1.25)%	(1.29)%	(1.25)%
Portfolio turnover rate(2)	15.24%	13.62%	21.85%	55.60%	43.12%

*	Less than $0.01 per share
(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

9

Zevenbergen Growth Fund
Financial Highlights
Institutional Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$33.01	$26.48	$18.45	$43.39	$29.40
Income (Loss) from Investment Operations:
Net investment loss(1)	(0.35)	(0.27)	(0.20)	(0.34)	(0.37)
Net realized and unrealized gain (loss) on investments	10.94	6.80	8.23	(23.87)	14.34
Total from Investment Operations	10.59	6.53	8.03	(24.21)	13.97
Less Distributions:
From net realized gain on investments	—	—	—	(0.74)	(0.03)
Redemption fee proceeds(1)	— *	— *	— *	0.01	0.05
Net asset value, end of year	$43.60	$33.01	$26.48	$18.45	$43.39
Total Return	32.08%	24.66%	43.52%	(56.66)%	47.68%
Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$123,432	$103,566	$93,994	$56,880	$81,953
Ratio of Expenses to Average Net Assets
Before fees waived and reimbursed by the Advisor	1.16%	1.22%	1.25%	1.25%	1.22%
After fees waived and reimbursed by the Advisor	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Loss to Average Net Assets
Before fees waived and reimbursed by the Advisor	(1.10)%	(1.17)%	(1.19)%	(1.24)%	(1.17)%
After fees waived and reimbursed by the Advisor	(0.94)%	(0.95)%	(0.95)%	(0.99)%	(0.95)%
Portfolio turnover rate(2)	15.24%	13.62%	21.85%	55.60%	43.12%

*	Less than $0.01 per share
(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

10

Zevenbergen Genea Fund
Financial Highlights
Investor Class

For a capital share outstanding throughout each year presented:

	For the Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$39.87	$33.16	$23.34	$56.40	$33.34
Income (Loss) from Investment Operations:
Net investment loss(1)	(0.58)	(0.44)	(0.34)	(0.61)	(0.69)
Net realized and unrealized gain (loss) on investments	17.16	7.14	10.15	(32.46)	23.65
Total from Investment Operations	16.58	6.70	9.81	(33.07)	22.96
Redemption fee proceeds(1)	0.01	0.01	0.01	0.01	0.10
Net asset value, end of year	$56.46	$39.87	$33.16	$23.34	$56.40
Total Return	41.61%	20.24%	42.07%	(58.62)%	69.17%
Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$33,761	$32,280	$40,716	$32,528	$120,716
Ratio of Expenses to Average Net Assets
Before fees waived and reimbursed by the Advisor	1.65%	1.62%	1.66%	1.49%	1.48%
After fees waived and reimbursed by the Advisor	1.30%	1.30%	1.30%	1.30%	1.37%
Ratio of Net Investment Loss to Average Net Assets
Before fees waived and reimbursed by the Advisor	(1.62)%	(1.57)%	(1.63)%	(1.49)%	(1.47)%
After fees waived and reimbursed by the Advisor	(1.27)%	(1.25)%	(1.27)%	(1.30)%	(1.36)%
Portfolio turnover rate(2)	11.55%	18.83%	19.89%	17.80%	32.40%

(1)	Per share amounts have been calculated using the average shares method
(2)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes
The accompanying notes are an integral part of these financial statements.

11

Zevenbergen Genea Fund
Financial Highlights
Institutional Class

For a capital share outstanding throughout each year presented:

	For the Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$40.83	$33.86	$23.76	$57.24	$33.74
Income (Loss) from Investment Operations:
Net investment loss(1)	(0.46)	(0.34)	(0.26)	(0.47)	(0.54)
Net realized and unrealized gain (loss) on investments	17.62	7.30	10.35	(33.02)	23.94
Total from Investment Operations	17.16	6.96	10.09	(33.49)	23.40
Redemption fee proceeds(1)	0.01	0.01	0.01	0.01	0.10
Net asset value, end of year	$58.00	$40.83	$33.86	$23.76	$57.24
Total Return	42.05%	20.58%	42.51%	(58.49)%	69.65%
Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$43,436	$38,181	$39,679	$38,181	$107,182
Ratio of Expenses to Average Net Assets
Before fees waived and reimbursed by the Advisor	1.35%	1.32%	1.36%	1.20%	1.18%
After fees waived and reimbursed by the Advisor	1.00%	1.00%	1.00%	1.00%	1.07%
Ratio of Net Investment Loss to Average Net Assets
Before fees waived and reimbursed by the Advisor	(1.31)%	(1.27)%	(1.33)%	(1.20)%	(1.17)%
After fees waived and reimbursed by the Advisor	(0.97)%	(0.95)%	(0.97)%	(1.00)%	(1.06)%
Portfolio turnover rate(2)	11.55%	18.83%	19.89%	17.80%	32.40%

(1)	Per share amounts have been calculated using the average shares method
(2)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes
The accompanying notes are an integral part of these financial statements.

12

Zevenbergen Funds
Notes to the Financial Statements
June 30, 2025
Note 1 – ORGANIZATION
Zevenbergen Growth Fund (the “Growth Fund”) and Zevenbergen Genea Fund (the “Genea Fund”; each a “Fund”, and collectively the “Funds”) are non-diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Zevenbergen Capital Investments LLC (the “Advisor”) serves as the investment manager to the Funds. The inception date of the Funds was August 31, 2015. The Funds’ investment objective is long-term capital appreciation.
Each Fund offers two classes of shares, Institutional Class and Investor class, whereas each share class represents an equal interest in the Fund. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.
The Funds are the successor to the Zevenbergen Growth Fund and Zevenbergen Genea Fund (the "Predecessor Funds"), each a series of Trust for Advised Portfolios. The Predecessor Funds reorganized into the Funds on January 19, 2024 (the “AMP Reorganization").
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Funds for shares of the Predecessor Funds of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Funds do not exceed the management fee of the Predecessor Funds. The AMP Reorganization did not result in a material change to the Funds’ investment portfolios and there are no material differences in accounting policies of the Funds and the Predecessor Funds.

•	The Funds adopted the performance history of the Predecessor Funds.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.
(a) Securities Valuation. The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Advisor’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.
Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad categories as defined below:
Level 1 —
Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

13

Zevenbergen Funds
Notes to the Financial Statements(Continued)
June 30, 2025
Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 —
Significant unobservable inputs, including the Advisor’s assumptions in determining fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value) or when, in the judgment of the Advisor, events have rendered the market value unreliable, a security is fair valued in good faith by the Advisor under procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair valuation determinations to the Advisor, as the Funds’ valuation designee in accordance with Rule 2a-5 of the 1940 Act.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
The following is a summary of the fair values of the Funds’ investments in each category investment type as of June 30, 2025:
Growth Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Investments
Common Stocks	$145,896,021	$—	$—	$145,896,021
Short-Term Investments	517,639	—	—	517,639
Total Investments	$146,413,660	$—	$—	$146,413,660

Genea Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Investments
Common Stocks	$77,096,931	$—	$—	$77,096,931
Short-Term Investments	351,795	—	—	351,795
Total Investments	$77,448,726	$—	$—	$77,448,726

Please refer to each Fund’s Schedule of Investments for further classification.
(b) Concentration and Sector Risks. To the extent the investment strategy invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy. As of June 30, 2025, over 25% of each Fund’s assets were invested in securities of both the consumer discretionary and technology sectors. Some relevant risks related to the sectors are described below:
Consumer Discretionary. Changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending may affect companies in this sector.
Technology. Changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues may affect companies in this sector.

14

Zevenbergen Funds
Notes to the Financial Statements(Continued)
June 30, 2025
(c) Security Transactions, Investment Income and Distributions. The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
(d) Federal Income Taxes. The Funds have elected to be taxed as Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of their net taxable income to their shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions (if any) and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.
Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended June 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(e) Segment Reporting. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds.  Each Fund operates as a single segment entity. Each Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
Note 3 – Investment Management Agreement and Other Related Party Transactions
The Trust entered into an agreement for the Advisor to furnish investment advisory services to the Funds. Under the terms of this agreement, each Fund pays the Advisor a monthly fee based on each Fund’s average daily net assets at the annual rate of 0.80%.
The Advisor has contractually agreed to waive its management fee and/or reimburse each Fund’s operating expenses (excluding shareholder servicing fees, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, merger or reorganization-related expenses, portfolio transaction expenses, interest expense and dividends paid on short sales, and extraordinary expenses) to ensure they do not exceed, on an annual basis, the expense limitations, expressed as a percentage rate of the average daily net assets of each Fund, listed below. Waivers or reimbursements are calculated daily and settled monthly or quarterly in conjunction with each Fund’s payment of advisory fees.

Fund	Investor Class	Institutional Class
Growth Fund	1.15%	0.90%
Genea Fund	1.15%	0.90%

See Note 6 – Shareholder Servicing Plan for shareholder servicing fees charged in addition to fees outlined in this table.
The Advisor is permitted to recapture amounts waived and/or reimbursed to a class within three years if a class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. However, in no case will the Advisor recapture any amount that would result, on any particular business day, in a class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

15

Zevenbergen Funds
Notes to the Financial Statements(Continued)
June 30, 2025
At June 30, 2025, the expenses reimbursed to the Funds and contractual fees waived by the Advisor and subject to potential recapture by period were as follows:

Fiscal Year Waived/Reimbursed	Growth Fund	Genea Fund	Expiration
FYE June 30, 2023	218,943	252,257	June 30, 2026
FYE June 30, 2024	245,553	257,990	June 30, 2027
FYE June 30, 2025	201,896	247,530	June 30, 2028
	$666,392	$757,777

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, transfer agent, and provides compliance services to the Funds. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Funds’ custodian. For the year ended June 30, 2025, the Funds incurred the following expenses for administration and fund accounting, custody, transfer agent and compliance fees:

	Growth Fund	Genea Fund
Administration	$136,455	$113,952
Custody	13,878	13,896
Transfer Agency	55,178	59,443
Compliance	8,584	11,260

At June 30, 2025, the Funds had payables due to Fund Services and its affiliates for administration and fund accounting, custody, transfer agent and compliance fees in the following amounts:

	Growth Fund	Genea Fund
Administration	$55,559	$46,300
Custody	2,721	1,697
Transfer Agency	19,297	25,742
Compliance	4,531	4,489

The above payable amounts are included in the Accrued other expenses and other liabilities line item in the Statements of Assets and Liabilities.
The Independent Trustees (the Trustees of the Trust who are not “interested persons” of the Trust, as defined under the 1940 Act) were paid $25,761 for their services to the Funds during the year ended June 30, 2025. No compensation is paid directly by the Funds to the officers of the Trust.
Note 4 – Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for each Fund for the year ended June 30, 2025, were as follows:

Growth Fund
Purchases	$19,291,137
Sales	$28,147,315
Genea Fund
Purchases	$8,229,303
Sales	$26,984,970

16

Zevenbergen Funds
Notes to the Financial Statements(Continued)
June 30, 2025
Note 5 – Federal Income Tax Information
At June 30, 2025, the components of distributable earnings for income tax purposes were as follows:

	Growth Fund	Genea Fund
Cost of investments	$54,964,705	$25,975,659
Gross unrealized appreciation	92,578,252	52,912,565
Gross unrealized depreciation	(1,129,298)	(1,439,497)
Net unrealized appreciation on investments	91,448,954	51,473,068
Undistributed ordinary income	—	—
Undistributed long-term capital gains	—	—
Accumulated earnings	—	—
Capital loss carryforwards	(8,873,865)	(21,791,030)
Other book/tax temporary differences	(141,441)	—
Distributable earnings	$82,433,648	$29,682,038

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the tax deferral of losses on wash sales.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2025, permanent differences, due to net operating losses, in book and tax accounting have been reclassified between capital and distributable earnings as follows:

	Distributable Earnings	Paid In Capital
Growth Fund	$1,603,544	$(1,603,544)
Genea Fund	$1,111,552	$(1,111,552)

The Funds paid no distributions for the year ended June 30, 2025 or the year ended June 30, 2024.
The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2025, the Funds deferred the following losses on a tax basis:

	Late Year Loss	Post October Loss
Growth Fund	$141,441	$ —
Genea Fund	$—	$—

At June 30, 2025, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

	Capital Loss Carryforwards Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	$8,873,865	$—	$8,873,865
Genea Fund	$17,768,130	$ 4,022,900	$21,791,030

17

Zevenbergen Funds
Notes to the Financial Statements(Continued)
June 30, 2025
The capital loss carryovers utilized by the Funds for the year ended June 30, 2025 were as follows:

Fund
Growth Fund	$5,271,684
Genea Fund	$13,722,279

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan under which the Funds may pay a fee of up to the following amounts of the average daily net assets:

Fund	Investor Class	Institutional Class
Growth Fund	0.15%	0.10%
Genea Fund	0.15%	0.10%

The Shareholder Servicing Plan authorizes payment of a shareholder servicing fee to the financial intermediaries and other service providers who provide administrative and support services to Fund shareholders.
For the year ended June 30, 2025, class specific Shareholder Servicing fees were as follows:

Fund	Investor Class	Institutional Class
Growth Fund	$27,269	$109,007
Genea Fund	$47,367	$39,908

Note 7 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the year ended June 30, 2025, distribution fees incurred are disclosed on the Statement of Operations.
Note 8 – Indemnifications
In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 9 – Redemption Fees
Each Fund charges a 1.00% redemption fee on the redemption of Investor Class and Institutional Class shares held for 90 days or less. This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Please refer to Statements of Changes in Net Assets for fees recognized.
Note 10 – Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the funds creates a presumption of control of the funds under 2(a)(9) of the 1940 Act. As of June 30, 2025, Charles Schwab & Co., Inc. held approximately 56% and Pershing LLC held approximately 39%, in aggregate for the benefit of others, of the outstanding shares of the Growth Fund and Charles Schwab Co., Inc. held approximately 78%, in aggregate for the benefit of others, of the outstanding shares of the Genea Fund.

18

Zevenbergen Funds
Notes to the Financial Statements(Continued)
June 30, 2025
Note 11 – Subsequent Events
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Management has determined that there were no subsequent events that would require disclosure in the Funds’ financial statements.

19

Report of Independent Registered Public Accounting Firm
To the Shareholders of Zevenbergen Growth Fund and Zevenbergen Genea Fund and
Board of Trustees of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Zevenbergen Growth Fund and Zevenbergen Genea Fund, each a series in Advisor Managed Portfolios (the “Funds”) as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 26, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies within the Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 28, 2025

20

Zevenbergen Funds
Additional Information
June 30, 2025 (Unaudited)
Quarterly Portfolio Schedule
The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
The Funds also make this schedule of portfolio holdings available on the Funds’ website within sixty days of each quarter end noted at www.zci.com/funds/.
Proxy Voting
You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-844-986-2746 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Funds file their proxy voting records annually as of June 30, with the SEC on Form N-PX. The Funds’ Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Shareholder Tax Information
For the fiscal year ended June 30, 2025, certain dividends paid by the Funds may be taxable to Fund shareholders at a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Growth Fund	0.00%
Genea Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2025, was as follows:

Growth Fund	0.00%
Genea Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Growth Fund	0.00%
Genea Fund	0.00%

Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

21

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	9/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	9/5/2025

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	9/5/2025